March 18, 2013

John Reynolds

Assistant Director

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	HF2 Financial Management Inc.
Amendment to Registration Statement on Form S-1
Filed February 26, 2013
File No. 333-186264

VIA OVERNIGHT COURIER AND EDGAR

Dear Mr. Reynolds:

On behalf of our client, HF2 Financial Management Inc. (f/k/a H2 Financial Management Inc.) (the “Company”), we are submitting this letter in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) as set forth in your letter dated March 14, 2013 (the “Comment Letter”) to Mr. Richard S. Foote, the President and Chief Executive Officer of the Company. The Comment Letter relates to the Company’s Amendment No. 1 to Registration Statement on Form S-1 (the “Registration Statement”), which was filed on February 26, 2013. In order to facilitate your review, we have repeated each comment in its entirety in the original numbered sequence. This letter is being submitted with Amendment No. 2 to the Registration Statement (“Amendment No. 2”).

The Offering, page 6

Stockholder approval of initial business combination, page 10

1. Please revise to clarify the measures you will take if (1) preliminary indications are that the number of public shares to be converted would result in net tangible assets less than $5,000,001 and (2) despite any measures you take in light of such planned conversions, the number of actual conversions ultimately results in net tangible assets less than $5,000,001.

Response: In response to the Staff’s comment, the Company has revised the disclosure on pages 12, 13 and 32 of Amendment No. 2.

John Reynolds

Securities and Exchange Commission

March 18, 2013

Risk Factors, page 19

Risks Associated with Our Business, page 19

Our sponsors, officers and directors will control...., page 21

2. We note your response to comment 4 of our letter dated February 11, 2013:

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Please explain in greater detail the nature of the “commitment” of the sponsors to purchase in the two private placements of sponsors’ shares discussed on, for example, page 4 of the amended S-1. Are there any conditions to this commitment (for example, a material adverse change clause) or any way that the sponsors may not actually purchase in the private placements?

Response: Under the subscription agreements, forms of which have been filed as Exhibits 10.7 and 10.8 to the Registration Statement, the sponsors have committed to purchase the sponsors’ shares. The sponsors will deliver the purchase price for the sponsors’ shares into escrow prior to the date of the prospectus. The consummation of the Company’s initial public offering is the only condition to the sponsors’ commitment to purchase the sponsors’ shares to be purchased at the time of the consummation of the Company’s initial public offering. The consummation of the purchase of securities by the underwriters as a result of the exercise of the over-allotment option is the only condition to the sponsors’ commitment to purchase the sponsors’ shares to be purchased at the time of the purchase of securities by the underwriters in connection with the exercise of the over-allotment. The sponsors will not purchase shares in the private placements if the initial public offering is not consummated.

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Please explain the legal authority for your statement “Rules 101 and 102 of Regulation M are inapplicable to these purchases by the sponsors because the commitment to make such purchases has been made prior to the commencement of the ‘restricted period’ under Regulation M.”

Response: In response to the Staff’s comment, the Company notes that the Staff’s Regulation M FAQ regarding concurrent distributions. The FAQ states that “bona fide offers to sell or the solicitation of offers to buy the securities being distributed in one distribution would not be impermissible inducements with respect to a concurrent distribution.” The purchase of sponsors’ shares in the private placements described in the Registration Statement and the initial public offering will be concurrent distributions. Any efforts to place the securities in the private placements described in the Registration Statement took place prior to the start of the restricted period with respect to the initial public offering and, therefore, the bona fide offers to sell or solicitation of offers to buy in the private placement would not be impermissible inducements with respect to the initial public offering. The Company also notes that the efforts to sell the private placement were ordinary course for such transactions. In addition, the Company notes

John Reynolds

Securities and Exchange Commission

March 18, 2013

the guidance in Securities Act Release No. 8828 which sets forth the Staff’s guidance for conducting a public offering concurrently with a private placement exempt under Section 4(2) of the Securities Act of 1933, as amended. Such guidance would be rendered meaningless if Regulation M prohibited concurrent public and private offerings. We note that it is customary for initial public offerings of special purpose acquisition companies to include concurrent purchases of securities by sponsors.

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Please explain how the commitment of the sponsors to purchase shares at $10.00 per share the number of Class A Common Stock shares (up to the maximum of 183,525) that is necessary to maintain in the trust account an amount equal to $10.50 per share sold to the public in the offering as described, for example, on page 4, does not have a manipulative effect on the price of Class A Common Stock in light of the stated purpose to maintain a certain trust value per share.

Response: The Company notes that the commitment of the sponsors to purchase shares of Class A common stock in a private placement to be consummated simultaneously with the over-allotment option as disclosed on page 4 of the Registration Statement serves the purpose of maintaining the value of the trust account at $10.50 per share. This will enable public stockholders to receive this per share amount if the over-allotment is exercised in full or to any extent and either the Company does not complete its initial business combination within the prescribed period or a public stockholder elects to convert his shares in connection with the Company’s initial business combination. We note that it is customary for initial public offerings of special purpose acquisition companies to include concurrent purchases of securities by sponsors. The purchase by the sponsors involves private transactions between the Company and the sponsors, rather than transactions in the public market. The Registration Statement contains a detailed description of the price at which the securities will be sold and the event that will trigger their sale. This disclosure includes the maximum number of shares of Class A common stock that will be purchased by the sponsors, the price at which such shares will be purchased by the sponsors and the timing for such purchases. Furthermore, pursuant to the subscription agreements entered into by each purchaser of sponsors’ shares, the commitment to purchase shares of Class A common stock and the price for such shares was entered into prior to the public filing of the Registration Statement and prior to any public offer of the Company’s Class A common stock. The Company believes that the absence of an impact of these purchases on the public market for Class A common stock and the full disclosure of these purchases in the Registration Statement negates any argument that such purchases could be manipulative or otherwise violate Section 9(a)(2) or 10(b) of the Exchange Act.

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Please explain what controls, in addition to the disclosures discussed in your previous response, you intend to put in place to ensure that your contemplated purchases as described on page 12 do not have a manipulative effect on the secondary market price for Class A Common Stock. For example, will the requirements of the Rule 10b-18 safe harbor be followed for such purchases?

John Reynolds

Securities and Exchange Commission

March 18, 2013

Response: As previously noted in the Company’s response to the Staff’s letter dated February 11, 2013, any such purchases would be disclosed promptly through the filing of a Form 8-K by the Company. Additionally, purchases would not be made when the purchaser is in possession of any material nonpublic information not disclosed to the seller. In the context of the Company’s initial business combination, at the appropriate time, the Company would inform its sponsors, officers, directors, Advisory Board members and their affiliates that they must refrain from making purchases of shares of Class A common stock during the “restricted period” under Regulation M, which, consistent with the definition of “restricted period” in Rule 100 of Regulation M, begins on the day the target company first delivers materials to its stockholders soliciting approval of a business combination and ending upon the completion of such distribution. The Company will require each of its officers, directors, sponsors and Advisory Board members to execute a written letter indicating that he will comply with the foregoing after the Company’s execution of a definitive agreement with respect to an initial business combination.

Nasdaq may delist our shares...., page 26

3. We note your response to comment 6 of our letter dated February 11, 2013. You indicate on page 13 that you may “provide for the purchase of shares ... using funds held in the trust account” if the public shareholders indicate an intention to vote against a proposed business combination and/or seek conversion of their shares into cash. It is our understanding that Nasdaq does not list companies with such repurchase agreements. Please explain how you will comply with Nasdaq’s listing rules for SPACs or how you will list on Nasdaq as indicated.

Response: The Company’s understanding is that it is Nasdaq’s position is that a special purpose acquisition company may not use funds held in the trust account for the repurchase of shares prior to the consummation of an initial business combination. As previously disclosed in the Registration Statement, if the Company were to repurchase public shares using the funds held in the trust account such repurchases would only occur at the closing of the initial business combination. The Company has revised the disclosure on pages 15, 33 and 68 of Amendment No. 2 to clarify that such repurchases will occur immediately following the closing of the Company’s initial business combination using funds released from the trust account. We note also that as disclosed, for example on page 68 of Amendment No. 2, such purchases may be carried out by affiliates of the Company.

The founders’ shares and the sponsors’ shares...., page 26

4. We note your response to comment 5 of our letter dated February 11, 2013 and we reissue the comment in part. Please revise to avoid the phrase “may have” a conflict or other fiduciary obligations when such conflicts or obligations will exist under the circumstances you describe.

Response: In response to the Staff’s comment, we have revised the disclosure on pages 29, 30, 86 and 87 of Amendment No. 2.

John Reynolds

Securities and Exchange Commission

March 18, 2013

5. We note your revised disclosure and response to comment 9 of our letter dated February 11, 2013. You state that you will not consummate a business combination if all public stockholders convert. However, the reference on page 27 regarding circumstances when you “are not able to locate an alternative source of funding” suggests that you could consummate a business combination despite conversions that result in less than $5 million of assets in the trust. Please revise to clarify measures you may take to consummate a business combination despite conversions resulting in less than $5 million in the trust.

Response: In response to the Staff’s comment, we have revised the disclosure on page 32 of Amendment No. 2.

Dilution and Capitalization, pages 44-46

6. We note your response to comment 10 of our letter dated February 11, 2013. However, considering your disclosures on pages 10 and 13 that the public shareholders have the right to demand conversion of their shares regardless of whether they vote for or against a business combination, it appears to us that the redemption of up to 100% of the public shares is outside of your control. Therefore it appears to us that shares of Class A common stock subject to conversion would be 15,300,000 (i.e. 100% of the public shares subject to conversion) and the corresponding amount payable would be the net proceeds held in the trust account subject to conversion of $160,650,000. Accordingly, please revise your capitalization table, dilution computations and related disclosures as appropriate or demonstrate to us how your presentation is appropriate and how it complies with the guidance in Section 211 of the SEC’s Codification of Financial Reporting Releases.

Response: The Company notes that the conversion of public shares in connection with an initial business combination will only occur if the initial business combination is consummated. The Company must have net tangible assets of $5,000,001 upon the consummation of an initial business combination and, therefore, a maximum of 14,340,805 shares may convert. If the Company’s net tangible assets are less than $5,000,001 upon the consummation of an initial business combination because public stockholders have requested the conversion of more than 14,340,805 public shares, then the initial business combination will not be consummated and the public shares will not be converted. Therefore, the shares in excess of 14,340,805 could only be redeemed upon the liquidation of the Company. In accordance with ASC 480-10-S99-3f, the shares that may only be redeemed upon liquidation do not meet the criteria set forth in Section 211 of the SEC’s Codification of Financial Reporting Releases. The Company also notes that the decision to proceed with the initial business combination, and, therefore, to convert the shares of public stockholders that have requested conversion, rests with the board of directors of the Company. As stated numerous times in the Registration Statement, the Company, acting through its board of directors, will not consummate a business combination unless the above-referenced net tangible assets threshold is satisfied. Based on the foregoing, the Company believes, that the disclosure in the capitalization and dilution tables are correct.

In response to the Staff’s comment, we have revised the disclosure on pages 16, 32, 33, 68 and 100 to clarify that each public stockholder has the right to request conversion of his public shares in connection with a vote to approve an initial business combination, but that a public stockholder’s shares will be converted only if the initial business combination is consummated.

John Reynolds

Securities and Exchange Commission

March 18, 2013

7. In this regard, it is unclear how you will be able to maintain net tangible asset of $5,000,001, pay a cash advisory fee of $6,120,000 and consummate a combination if 100% of the public shareholders demand conversion of their shares. Please revise accordingly.

Response: Please refer the Company’s response to comment 6 above.

Proposed Business, page 51 Introduction, page 51

8. We note your revised disclosure beginning on page 51 and response to comment 2 of our letter dated January 14, 2013. Please revise to identify and clearly explain the significant assumptions used in calculating the various numbers, including the multiple of invested capital and internal rate of return.

Response: The Company believes the disclosure in the Registration Statement relating to Highbury Financial Inc. (“Highbury”) and the returns to a hypothetical investor in Highbury is factually correct. The purpose of the disclosure was to show the return on investment for the period from the initial public offering of Highbury through the time of its sale based on the cash flow associated with shares of Highbury’s securities. Notwithstanding the foregoing, the Company has removed the chart and related disclosure regarding a hypothetical investor in Highbury in response to the Staff’s comment #8 and #9. As a result, we respectfully no longer believe this comment is applicable.

9. In addition, please revise to further balance the disclosure and provide more prominent cautionary language regarding the assumptions. For example, please revise to address (1) the financial consequences to a hypothetical investor who retains his ownership interest over varying time periods (for example, the extent to which a “hypothetical investor” could have sold at a substantial loss given that Highbury Financial Inc.’s stock traded below $2.00 at points in 2008 and 2009) and (2) other factors external to management, such as market trends, that may have affected Highbury Financial Inc.’s increase in assets under management and the investor return.

Response: For the reasons stated in the Company’s response to comment #8, the Company has removed the chart and related disclosure regarding a hypothetical investor in Highbury.

Management, page 69

10. Please clarify the circumstances in which you consider the advisory board member to be acting in his capacity as such. For example, it is unclear if it would be solely when he participates in meetings or telephone conferences with you. Please also disclose whether the agreement to maintain confidence and not to make acquisition of the assets or equity of any target business that you are considering is written or enforceable.

John Reynolds

Securities and Exchange Commission

March 18, 2013

Response: In response to the Staff’s comment, we have revised the disclosure on pages 83 and 84 of Amendment No. 2.

Conflicts of Interest, page 73

11. Please revise here and in Related Party disclosure beginning on page 79 to quantify the “significant financial stake[s]” of each of the sponsors’ affiliated entities.

Response: In response to the Staff’s comment, we have revised the disclosure on pages 1, 94 and 96 of Amendment No. 2.

Certain Relationships and Related Party Transactions, page 80

12. We note your response to comment 16 of our letter dated February 11, 2013. Please explain how your response is consistent with condition 4.1.7 of the underwriting agreement, which appears to release the underwriters from their purchase commitment.

Response: The Company agrees that the condition set forth in 4.1.7 of the Underwriting Agreement, along with each of the other conditions set forth in Section 4.1 of the Underwriting Agreement, is a condition to the closing of the underwriting agreement. The inclusion of this condition does not detract from the “firmness” of the underwriter’s commitment. Rather it requires that a key structural feature of the offering, one that protects investors, must be present at closing, i.e. that the additional funds from the sponsors necessary to provide for a $10.50 per share liquidation price have been deposited into the trust account. The Company notes, however, that as described in response to comment #2 above, the sponsors are contractually committed to purchase the sponsors’ shares, with the only condition being the consummation of this offering. In addition, the purchase price for the sponsors’ shares will be placed into escrow with our firm prior to the date of the prospectus relating to this offering. Consistent with the definition of a firm commitment underwriting, for example as set forth in Section 10f-3(c)(5) of Investment Company Act, and pursuant to the underwriting agreement the underwriters have agreed to purchase all of the public shares being offered if they purchase any of the public shares.

Thank you for your prompt attention to the Company’s responses to the comments. Should you have any questions or comments with respect to this submission, please call the undersigned at (212) 705-7466.

Sincerely, /s/ Floyd I. Wittlin
Floyd I. Wittlin

cc:	Richard S.Foote (HF2 Financial Management Inc.)

R.Bradley Forth (HF2 Financial Management Inc.)

David Alan Miller, Esq. (Graubard Miller)

Jeffrey M. Gallant, Esq. (Graubard Miller)